Convertible Notes Payable (Details Narrative)	1 Months Ended	3 Months Ended	5 Months Ended
	Aug. 31, 2016 USD ($) $ / shares	Aug. 31, 2016 USD ($) $ / shares	Aug. 31, 2016 USD ($) $ / shares
Debt conversion price per share | $ / shares	$ 1.00	$ 1.00	$ 1.00
Number of common shares issued for settlement of convertible promissory notes and accrued interest	$ 240,000	$ 243,131
Two Unsecured Convertible Promissory Notes [Member]
Unsecured convertible promissory notes issued			$ 240,000
Promissory notes interest rate			10.00%
Maturity date			Apr. 30, 2017
Proceeds from sale of equity interests to investors			$ 200,000
Promissory notes conversion description			The promissory notes are convertible at 70% of the price per share paid by the new investors, but otherwise on the same terms and conditions as the other investors.
Debt conversion price per share | $ / shares	$ 1.00	$ 1.00	$ 1.00
Number of common shares issued for settlement of convertible promissory notes and accrued interest	$ 243,131